American Century Investments®
Quarterly Portfolio Holdings
American Century® U.S. Quality Value ETF (VALQ)
November 30, 2025

U.S. Quality Value ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 2.5%
Lockheed Martin Corp.	13,531	6,195,304
Textron, Inc.	6,526	542,702
		6,738,006
Air Freight and Logistics — 0.4%
FedEx Corp.	1,969	542,814
United Parcel Service, Inc., Class B	5,488	525,695
		1,068,509
Automobile Components — 0.6%
BorgWarner, Inc.	11,758	506,300
Gentex Corp.	23,012	525,364
Lear Corp.	6,242	670,141
		1,701,805
Banks — 0.2%
Wells Fargo & Co.	6,193	531,669
Beverages — 1.1%
Coca-Cola Co.	11,723	857,186
PepsiCo, Inc.	14,446	2,148,698
		3,005,884
Biotechnology — 2.7%
AbbVie, Inc.	9,068	2,064,783
Alkermes PLC(1)	18,139	536,552
Amgen, Inc.	1,564	540,299
Exelixis, Inc.(1)	12,647	558,618
Gilead Sciences, Inc.	28,795	3,623,563
		7,323,815
Broadline Retail — 0.6%
Amazon.com, Inc.(1)	2,244	523,345
Dillard's, Inc., Class A	830	556,150
eBay, Inc.	6,282	520,087
		1,599,582
Building Products — 1.1%
A.O. Smith Corp.	8,136	536,813
Carlisle Cos., Inc.	1,718	546,444
Fortune Brands Innovations, Inc.	10,971	566,433
Masco Corp.	10,838	703,061
UFP Industries, Inc.	5,821	541,295
		2,894,046
Capital Markets — 5.6%
Affiliated Managers Group, Inc.	2,039	548,144
Ameriprise Financial, Inc.	1,150	524,101
Blackrock, Inc.	634	663,988
Charles Schwab Corp.	55,805	5,174,798
Evercore, Inc., Class A	1,712	547,960
Goldman Sachs Group, Inc.	6,086	5,027,279
Morgan Stanley	3,215	545,457
S&P Global, Inc.	1,066	531,753
SEI Investments Co.	6,458	522,194
Stifel Financial Corp.	4,360	531,920
T. Rowe Price Group, Inc.	5,178	530,124
		15,147,718

Chemicals — 0.7%
CF Industries Holdings, Inc.	6,194	487,468
Eastman Chemical Co.	2,186	135,707
Linde PLC	1,555	638,047
NewMarket Corp.	840	641,365
		1,902,587
Commercial Services and Supplies — 0.1%
Rollins, Inc.	2,262	139,068
Communications Equipment — 3.6%
Arista Networks, Inc.(1)	4,010	524,027
Cisco Systems, Inc.	87,790	6,754,563
F5, Inc.(1)	9,641	2,305,741
		9,584,331
Construction and Engineering — 0.2%
Valmont Industries, Inc.	1,325	547,185
Consumer Finance — 0.6%
Credit Acceptance Corp.(1)(2)	1,194	551,592
OneMain Holdings, Inc.	8,902	552,191
Synchrony Financial	7,207	557,534
		1,661,317
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	571	521,660
Dollar General Corp.	5,050	552,925
Kroger Co.	7,896	531,243
Sprouts Farmers Market, Inc.(1)	6,440	539,736
Target Corp.	17,578	1,592,918
U.S. Foods Holding Corp.(1)	7,342	577,595
Walmart, Inc.	22,944	2,535,542
		6,851,619
Containers and Packaging — 0.3%
Avery Dennison Corp.	762	131,346
Crown Holdings, Inc.	5,423	525,109
Packaging Corp. of America	668	136,319
		792,774
Distributors — 0.0%
LKQ Corp.	4,311	127,994
Diversified Consumer Services — 0.4%
ADT, Inc.	63,770	526,102
Grand Canyon Education, Inc.(1)	3,139	495,146
H&R Block, Inc.	2,975	125,307
		1,146,555
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	25,730	669,495
Verizon Communications, Inc.	113,738	4,675,769
		5,345,264
Electrical Equipment — 0.7%
Acuity, Inc.	1,503	550,729
Eaton Corp. PLC	1,868	646,123
Sensata Technologies Holding PLC	17,541	562,540
		1,759,392
Electronic Equipment, Instruments and Components — 1.4%
Amphenol Corp., Class A	3,918	552,046
Itron, Inc.(1)	5,350	529,864
Jabil, Inc.	2,609	549,742
Keysight Technologies, Inc.(1)	2,942	582,369

Littelfuse, Inc.	2,189	560,428
TE Connectivity PLC	2,219	501,827
Zebra Technologies Corp., Class A(1)	2,190	553,523
		3,829,799
Entertainment — 1.1%
Netflix, Inc.(1)	4,736	509,499
Spotify Technology SA(1)	829	496,463
Walt Disney Co.	17,904	1,870,431
		2,876,393
Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(1)	1,035	531,794
Enact Holdings, Inc.	13,972	540,856
Fiserv, Inc.(1)	8,306	510,570
Global Payments, Inc.	7,108	538,502
Mastercard, Inc., Class A	965	531,262
MGIC Investment Corp.	18,672	529,351
PayPal Holdings, Inc.	8,386	525,718
Visa, Inc., Class A	1,596	533,766
		4,241,819
Food Products — 1.6%
Archer-Daniels-Midland Co.	8,987	545,870
Conagra Brands, Inc.	30,186	538,820
General Mills, Inc.	27,776	1,315,194
Hershey Co.	735	138,239
Hormel Foods Corp.	5,816	134,989
Ingredion, Inc.	4,893	526,193
Marzetti Co.	3,076	513,508
Tyson Foods, Inc., Class A	9,758	566,452
		4,279,265
Ground Transportation — 1.2%
Lyft, Inc., Class A(1)	22,763	478,706
Uber Technologies, Inc.(1)	5,749	503,267
Union Pacific Corp.	9,447	2,190,098
		3,172,071
Health Care Equipment and Supplies — 1.2%
Abbott Laboratories	16,134	2,079,672
Align Technology, Inc.(1)	3,841	565,357
Medtronic PLC	5,494	578,683
		3,223,712
Health Care Providers and Services — 3.8%
Cardinal Health, Inc.	2,565	544,447
Centene Corp.(1)	14,565	572,987
Chemed Corp.	1,209	530,981
Cigna Group	2,442	677,118
Elevance Health, Inc.	1,617	546,966
HCA Healthcare, Inc.	6,225	3,164,105
UnitedHealth Group, Inc.	11,456	3,777,845
Universal Health Services, Inc., Class B	2,341	570,338
		10,384,787
Hotels, Restaurants and Leisure — 2.3%
Booking Holdings, Inc.	908	4,462,538
Boyd Gaming Corp.	6,602	549,947
Expedia Group, Inc.	1,990	508,823
McDonald's Corp.	2,145	668,854
		6,190,162

Household Durables — 1.1%
DR Horton, Inc.	3,698	588,019
Mohawk Industries, Inc.(1)	4,925	570,807
PulteGroup, Inc.	4,450	565,996
Taylor Morrison Home Corp.(1)	8,819	552,863
Toll Brothers, Inc.	4,041	565,053
		2,842,738
Household Products — 3.8%
Clorox Co.	17,782	1,919,389
Colgate-Palmolive Co.	26,995	2,170,128
Kimberly-Clark Corp.	17,724	1,934,043
Procter & Gamble Co.	29,129	4,315,753
		10,339,313
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	10,586	2,034,523
Insurance — 1.1%
Allstate Corp.	2,458	523,505
Chubb Ltd.	1,783	528,089
Everest Group Ltd.	1,615	507,578
First American Financial Corp.	2,067	135,926
Loews Corp.	5,045	544,204
Old Republic International Corp.	2,969	136,871
Progressive Corp.	2,339	535,140
		2,911,313
Interactive Media and Services — 3.9%
Alphabet, Inc., Class A	17,151	5,491,407
Match Group, Inc.	16,318	543,553
Meta Platforms, Inc., Class A	6,914	4,479,926
		10,514,886
IT Services — 7.8%
Accenture PLC, Class A	19,333	4,833,250
Akamai Technologies, Inc.(1)	6,043	540,969
Amdocs Ltd.	59,997	4,588,494
Cognizant Technology Solutions Corp., Class A	25,930	2,015,020
EPAM Systems, Inc.(1)	2,942	550,154
Gartner, Inc.(1)	2,280	530,647
GoDaddy, Inc., Class A(1)	4,061	519,240
International Business Machines Corp.	20,678	6,380,817
Kyndryl Holdings, Inc.(1)	20,480	528,999
VeriSign, Inc.	2,604	656,182
		21,143,772
Life Sciences Tools and Services — 0.4%
Danaher Corp.	2,381	539,963
Thermo Fisher Scientific, Inc.	910	537,655
		1,077,618
Machinery — 2.4%
Allison Transmission Holdings, Inc.	6,445	571,414
Caterpillar, Inc.	1,188	684,003
Donaldson Co., Inc.	1,539	138,356
Graco, Inc.	6,572	541,796
Illinois Tool Works, Inc.	6,477	1,614,586
Oshkosh Corp.	4,228	541,945
Otis Worldwide Corp.	1,483	131,764
Snap-on, Inc.	1,596	542,720
Timken Co.	6,894	561,103

Toro Co.	9,367	653,254
Watts Water Technologies, Inc., Class A	1,952	538,518
		6,519,459
Media — 1.9%
Charter Communications, Inc., Class A(1)	2,594	519,111
Comcast Corp., Class A	76,589	2,044,160
Fox Corp., Class A	8,124	532,122
New York Times Co., Class A	8,238	531,351
Nexstar Media Group, Inc., Class A	3,614	694,394
Omnicom Group, Inc.	10,943	783,738
		5,104,876
Metals and Mining — 0.4%
Alcoa Corp.	14,013	584,903
Commercial Metals Co.	8,931	569,619
		1,154,522
Oil, Gas and Consumable Fuels — 2.0%
Antero Midstream Corp.	7,251	130,590
APA Corp.	21,248	530,563
Chevron Corp.	13,367	2,020,155
ConocoPhillips	7,206	639,100
EOG Resources, Inc.	1,193	128,665
Exxon Mobil Corp.	17,663	2,047,495
		5,496,568
Personal Care Products — 0.3%
Kenvue, Inc.	39,521	685,689
Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	39,520	1,944,384
Johnson & Johnson	20,969	4,338,905
Merck & Co., Inc.	65,191	6,833,973
Pfizer, Inc.	21,019	541,029
Zoetis, Inc.	1,090	139,716
		13,798,007
Professional Services — 1.6%
Automatic Data Processing, Inc.	6,244	1,594,093
Genpact Ltd.	14,668	646,272
Leidos Holdings, Inc.	2,752	525,907
Paychex, Inc.	3,603	402,419
Science Applications International Corp.	5,944	512,432
SS&C Technologies Holdings, Inc.	6,309	542,196
		4,223,319
Real Estate Management and Development — 1.3%
Jones Lang LaSalle, Inc.(1)	10,445	3,401,832
Retail REITs — 0.0%
Simon Property Group, Inc.	721	134,337
Semiconductors and Semiconductor Equipment — 7.1%
Amkor Technology, Inc.	16,627	605,057
Applied Materials, Inc.	16,314	4,115,206
Cirrus Logic, Inc.(1)	4,415	531,301
KLA Corp.	580	681,773
Lam Research Corp.	24,870	3,879,720
Micron Technology, Inc.	2,134	504,648
ON Semiconductor Corp.(1)	11,226	563,994
Qorvo, Inc.(1)	6,198	532,346
QUALCOMM, Inc.	31,790	5,343,581
Skyworks Solutions, Inc.	7,909	521,599

Texas Instruments, Inc.	11,571	1,947,052
		19,226,277
Software — 6.3%
Adobe, Inc.(1)	14,318	4,583,621
AppLovin Corp., Class A(1)	944	565,909
Box, Inc., Class A(1)	16,456	486,110
Docusign, Inc.(1)	7,774	539,127
Dolby Laboratories, Inc., Class A	40,173	2,709,669
Dropbox, Inc., Class A(1)	17,350	518,418
Intuit, Inc.	795	504,094
Microsoft Corp.	1,032	507,754
Pegasystems, Inc.	9,265	507,444
Qualys, Inc.(1)	3,669	516,779
Salesforce, Inc.	19,456	4,485,386
ServiceNow, Inc.(1)	619	502,882
Zoom Communications, Inc., Class A(1)	6,254	531,340
		16,958,533
Specialty Retail — 6.4%
Bath & Body Works, Inc.	29,929	521,064
Best Buy Co., Inc.	33,770	2,677,286
Chewy, Inc., Class A(1)	15,710	546,237
Gap, Inc.	21,811	590,424
Home Depot, Inc.	5,975	2,132,597
Lowe's Cos., Inc.	30,053	7,287,251
TJX Cos., Inc.	14,423	2,191,142
Urban Outfitters, Inc.(1)	8,571	634,854
Williams-Sonoma, Inc.	3,613	650,376
		17,231,231
Technology Hardware, Storage and Peripherals — 4.4%
Apple, Inc.	19,965	5,567,240
Dell Technologies, Inc., Class C	3,938	525,132
HP, Inc.	64,420	1,573,137
NetApp, Inc.	38,505	4,295,618
		11,961,127
Textiles, Apparel and Luxury Goods — 1.0%
Crocs, Inc.(1)	7,177	609,902
NIKE, Inc., Class B	16,417	1,061,031
PVH Corp.	6,775	574,249
Ralph Lauren Corp.	1,589	583,687
		2,828,869
Tobacco — 0.2%
Altria Group, Inc.	9,052	534,159
Trading Companies and Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	6,080	540,877
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	1,857	388,132
TOTAL COMMON STOCKS (Cost $250,351,686)		269,119,105
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	669,582	669,582
State Street Navigator Securities Lending Government Money Market Portfolio(3)	330,346	330,346
TOTAL SHORT-TERM INVESTMENTS (Cost $999,928)		999,928
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $251,351,614)		270,119,033
OTHER ASSETS AND LIABILITIES — (0.1)%		(139,061)
TOTAL NET ASSETS — 100.0%		$269,979,972

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $323,841. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $330,346.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.